Fair Value Measurements and Fair Value Hierarchy - Summary of the Plan's Hierarchy for its Assets Measured at Fair Value on a Recurring Basis (Details) - EBP 003 [Member] - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total assets		$ 2,468,405	$ 2,207,270
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets		345,311	418,750
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets		3,363	2,252
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets		0	0
Common stock fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[1]	165,074	195,863
Common stock fund [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[1]	163,607	194,859
Common stock fund [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[1]	1,467	1,004
Common stock fund [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[1]	0	0
Mutual funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[2]	38,020	95,768
Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[2]	38,020	95,768
Mutual funds [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[2]	0	0
Mutual funds [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[2]	0	0
Self-directed brokerage account [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[3]	145,580	129,371
Self-directed brokerage account [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[3]	143,684	128,123
Self-directed brokerage account [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[3]	1,896	1,248
Self-directed brokerage account [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[3]	0	0
Investments measured at NAV [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[4]	2,119,731	1,786,268
Investments measured at NAV [Member] | Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[4]	0	0
Investments measured at NAV [Member] | Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[4]	0	0
Investments measured at NAV [Member] | Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets	[4]	$ 0	$ 0

[1]	The Common stock fund includes both the Aegon Ltd. Common Stock Fund as well as other common stock funds held. The fair value of the assets of the Common stock fund is determined using quoted prices in active markets for common shares and is classified as Level 1. Cash equivalents including short-term investments are carried at amortized cost, which approximates fair value, and are classified as Level 2, unless the cash equivalent received a vendor price at which point it is classified as Level 1.
[2]	Mutual funds are valued based on NAV provided by the fund managers, whose NAV’s are quoted in an active market and therefore considered Level 1.
[3]	In accordance with Accounting Standard Updates (“ASU”) No. 2015-12 Subtopic 962-325, investments measured using fair value in the Statement of Net Assets Available for Benefits or in the notes shall be presented by general type. Self-directed brokerage accounts are considered a general type and are presented as one line item for both December 31, 2025, and 2024. The fair value of assets determined using identical assets in an active market are classified as Level 1. Assets classified as Level 2 are valued using inputs from third party pricing services.
[4]	Amounts are comprised of certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy in accordance with Subtopic 820-10. NAV is provided by the fund managers, is not quoted in an active market and these investments do not have lockup periods.